Cover	Oct. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40013
Entity Registrant Name	RMG ACQUISITION CORP. III
Entity Central Index Key	0001838108
Entity Tax Identification Number	98-1574120
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	57 Ocean, Suite 403
Entity Address, Address Line Two	5775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	786
Local Phone Number	359-4103
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	RMGCU
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	RMGC
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	RMGCW